UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Address of principal executive offices)

Yutaka Itabashi
Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2014

Date of reporting period:  September 1, 2013 - November 30, 2013

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2013

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
JAPANESE EQUITY SECURITIES
Banks
Akita Bank, Ltd.	1,043,000	$2,823,729	$2,758,802	$(64,927)	1.0
General banking services
The Kagoshima Bank, Ltd.	721,000	4,897,424	4,623,464	(273,960)	1.6
General banking services
The Tochigi Bank, Ltd.	785,000	2,909,436	3,011,127	101,691	1.1
Commercial banking services
The Yamanashi Chuo Bank, Ltd.	1,214,000	5,328,607	5,189,908	(138,699)	1.8
Commercial banking services
Total Banks		15,959,196	15,583,301	(375,895)	5.5

Chemicals
C. Uyemura & Co., Ltd.	101,400	4,377,655	4,349,745	(27,910)	1.5
Plating chemicals
Fujikura Kasei Co., Ltd.	607,900	2,747,434	3,227,735	480,301	1.1
Specialty coating materials and fine chemicals
Sakai Chemical Industry Co., Ltd.	2,818,000	8,709,928	8,856,532	146,604	3.1
Titanium oxide, polyvinyl chloride stabilizers, and pharmaceuticals
Tenma Corporation	356,400	4,538,576	4,511,745	(26,831)	1.6
Molded resin products
Total Chemicals		20,373,593	20,945,757	572,164	7.3

Construction
Hibiya Engineering, Ltd.	263,200	2,742,861	3,054,461	311,600	1.1
Facility construction
MIRAIT Holdings Corporation	506,600	4,367,360	4,301,811	(65,549)	1.5
Telecommunication engineering
Nippon Densetsu Kogyo Co., Ltd.	281,000	2,975,899	3,403,650	427,751	1.2
Installs and maintains communication equipment for railroad companies
Toenec Corporation	792,000	4,334,704	4,661,324	326,620	1.6
Constructs comprehensive building facilities
Total Construction		14,420,824	15,421,246	1,000,422	5.4

Electric Appliances
Espec Corp	552,700	4,186,751	4,369,596	182,845	1.5
Meteorological testing devices
Zojirushi Corporation	733,000	2,672,314	2,732,966	60,652	1.0
Household appliances
Total Electric Appliances		6,859,065	7,102,562	243,497	2.5

Financing Business
Hitachi Capital Corporation	107,000	2,340,868	3,082,953	742,085	1.1
Financial services
Total Financing Business		2,340,868	3,082,953	742,085	1.1

Food
Fuji Oil Co., Ltd.	259,200	4,480,280	4,189,500	(290,780)	1.5
Palm oil and coconut oil
Total Foods		4,480,280	4,189,500	(290,780)	1.5

Information and Communication
Broadleaf Co., Ltd.	148,200	2,355,200	2,891,531	536,331	1.0
Business software development, sales, and technical support
NS Solutions Corporation	341,200	6,608,518	7,802,758	1,194,240	2.7
System consulting services and software development
Okinawa Cellular Telephone Company	118,800	2,972,394	2,970,725	(1,669)	1.0
Cellular and car phone services
Total Information and Communication		11,936,112	13,665,014	1,728,902	4.7

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Iron and Steel
Nichia Steel Works, Ltd.	1,005,000	$3,448,646	$3,501,879	$53,233	1.2
Produces and sells steel products
Nippon Seisen Co., Ltd.	671,000	3,083,931	3,051,935	(31,996)	1.1
Secondary products of stainless steel wires
Osaka Steel Co., Ltd.	214,600	3,923,376	3,824,700	(98,676)	1.3
Electric furnace steelmaker
Total Iron and Steel		10,455,953	10,378,514	(77,439)	3.6

Machinery
Sintokogio, Ltd.	515,400	3,957,547	4,044,523	86,976	1.4
Engineering equipment
Total Machinery		3,957,547	4,044,523	86,976	1.4

Pharmaceutical
Rohto Pharmaceutical Co., Ltd.	304,000	3,516,588	4,839,432	1,322,844	1.7
Pharmaceuticals manufacturer
Total Pharmaceutical		3,516,588	4,839,432	1,322,844	1.7

Real Estate
Keihanshin Bulding Co., Ltd.	695,500	3,924,534	3,740,379	(184,155)	1.3
Real estate leasing and building management
Total Real Estate		3,924,534	3,740,379	(184,155)	1.3

Retail Trade
Arc Land Sakamoto Co., Ltd.	206,300	3,382,879	3,119,015	(263,864)	1.1
Operates home centers
Heiwado Co., Ltd.	199,600	2,506,913	2,928,103	421,190	1.0
Supermarkets
Nitori Co., Ltd.	37,200	3,083,835	3,445,688	361,853	1.2
Furniture store chain
Shimamura Co., Ltd.	27,800	3,289,994	2,851,769	(438,225)	1.0
Clothing chain
San-A Co., Ltd.	159,200	4,092,199	4,330,588	238,389	1.5
Housing related goods and groceries
Total Retail Trade		16,355,820	16,675,163	319,343	5.8

Textiles and Apparel
Hogy Medical Co., Ltd.	56,300	2,457,593	2,961,856	504,263	1.0
Medical supply products
Total Textiles and Apparel		2,457,593	2,961,856	504,263	1.0

Transportation and Warehousing
Japan Transcity Corporation	1,238,000	4,217,485	4,120,424	(97,061)	1.4
Warehousing and transportation services
Kintetsu World Express Inc.	99,400	3,005,352	3,875,877	870,525	1.4
Distribution services
Trancom Co., Ltd.	103,400	3,024,447	3,163,916	139,469	1.1
Logistics services
Total Transportation and Warehousing		10,247,284	11,160,217	912,933	3.9

Transportation Equipment
Sanoh Industrial Co., Ltd.	372,300	2,751,645	2,732,610	(19,035)	1.0
Tubes, wires and electrical products
Tachi-S Co., Ltd.	395,200	6,705,798	5,828,385	(877,413)	2.0
Child transformation seats, seat components, and rotating units
Total Transportation Equipment		9,457,443	8,560,995	(896,448)	3.0

Wholesale Trade
Paltac Corporation	246,200	2,940,804	3,316,149	375,345	1.2
Daily necessities

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Siix Corporation	300,400	$3,969,867	$3,682,616	$(287,251)	1.3
Video, audio, and office equipment
Ryoden Trading Company, Ltd.	809,000	5,492,187	5,464,135	(28,052)	1.9
Electronic components
Total Wholesale Trade		12,402,858	12,462,900	60,042	4.4

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES		149,145,558	154,814,312	5,668,754	54.1

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		6,495,014	6,407,953	(87,061)	2.3
TOTAL INVESTMENTS IN FOREIGN CURRENCY		6,495,014	6,407,953	(87,061)	2.3

TOTAL INVESTMENTS		155,640,572	161,222,265	5,581,693	56.4

OTHER ASSETS LESS LIABILITIES, NET			124,198,097		43.6

NET ASSETS			285,420,362		100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,884,807
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,216,053

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2013

Japanese Yen	102.455	=$1.00

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  February 24, 2014

By:  /s/ Amy J. Marose
        Amy J. Marose, Treasurer
        (Principal Financial Officer)

Date:  February 24, 2014